IFRS 16 'Leases' - Schedule of Maturity Analysis Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Total undiscounted cash flows	$ 3,351
2020 [Member]
Statement Line Items [Line Items]
Total undiscounted cash flows	880
2021 [Member]
Statement Line Items [Line Items]
Total undiscounted cash flows	474
2022 [Member]
Statement Line Items [Line Items]
Total undiscounted cash flows	356
After 2022 [Member]
Statement Line Items [Line Items]
Total undiscounted cash flows	$ 1,641